Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	12 months
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	5 years